Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000006082 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000006082 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000006082 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000006082 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000006082 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000006082 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000006082 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000006082 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000006082 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000006082 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000006082 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000006082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[2]
C000006082 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[2]
C000006082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000006082 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000006082 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[2]
C000006082 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000006082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[2]
C000006082 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[2]
C000006082 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000006082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000006082 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000006082 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[2]
C000006079 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000006079 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000006079 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000006079 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000006079 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000006079 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000006079 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000006079 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000006079 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000006079 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000006079 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000006079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[4]
C000006079 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[4]
C000006079 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000006079 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000006079 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[4]
C000006079 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000006079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[4]
C000006079 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[4]
C000006079 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000006079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000006079 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000006079 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[4]
C000006081 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000006081 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000006081 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000006081 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006081 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006081 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006081 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006081 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000006081 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000006081 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000006081 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
C000006081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[6]
C000006081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[6]
C000006081 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[6]
C000006081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000006081 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[6]
C000006081 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000006081 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[6]
C000006081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[6]
C000006081 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000006081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000006081 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000006081 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[6]
C000199765 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000199765 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000199765 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000199765 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199765 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199765 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199765 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199765 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000199765 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000199765 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000199765 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[8]
C000199765 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[8]
C000199765 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[8]
C000199765 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[8]
C000199765 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000199765 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[8]
C000199765 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000199765 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[8]
C000199765 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[8]
C000199765 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000199765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000199765 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000199765 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[8]
C000006083 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000006083 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000006083 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000006083 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000006083 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000006083 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000006083 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000006083 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000006083 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000006083 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000006083 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[10]
C000006083 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[10]
C000006083 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[10]
C000006083 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[10]
C000006083 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000006083 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[10]
C000006083 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000006083 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[10]
C000006083 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[10]
C000006083 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000006083 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000006083 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000006083 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.